EXHIBIT 99.8

CONSOLIDATED ANALYTICS DATA COMPARE REPORT

Deal ID	Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
1084	XXXXXX	Application Date	XXXXXX	XXXXXX	Confirmed per file documentation